Filed with the Securities and Exchange Commission on November 8, 2022

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 337

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 340

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

631-490-4300

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020	Timothy J. Burdick Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on December 8, 2022 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 308 (“PEA 308”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 311 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on March 2, 2022 via EDGAR (Accession No. 0001580642-22-001140) with respect to the Blackwells Real Estate ETF and was scheduled to become automatically effective on May 16, 2022.

Post-Effective Amendment No. 320 under the 1933 Act and Amendment No. 323 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on May 12, 2022 via EDGAR (Accession No. 0001580642-22-002757) for the purpose of designating May 27, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 321 under the 1933 Act and Amendment No. 324 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on May 25, 2022 via EDGAR (Accession No. 0001580642-22-002841) for the purpose of designating June 24, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 323 under the 1933 Act and Amendment No. 326 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on June 22, 2022 via EDGAR (Accession No. 0001580642-22-003175) for the purpose of designating July 22, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 325 under the 1933 Act and Amendment No. 328 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on July 19, 2022 via EDGAR (Accession No. 0001580642-22-003580) for the purpose of designating August 18, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 327 under the 1933 Act and Amendment No. 330 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on August 17, 2022 via EDGAR (Accession No. 0001580642-22-004155) for the purpose of designating September 16, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 331 under the 1933 Act and Amendment No. 334 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on September 13, 2022 via EDGAR (Accession No. 0001580642-22-004699) for the purpose of designating October 13, 2022 as the new effective date of PEA 308.

Post-Effective Amendment No. 334 under the 1933 Act and Amendment No. 337 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on October 11, 2022 via EDGAR (Accession No. 0001580642-22-005169) for the purpose of designating November 10, 2022 as the new effective date of PEA 308.

This Post-Effective Amendment No. 337 under the 1933 Act and Amendment No. 340 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 8, 2022 as the new effective date of PEA 308. This Post-Effective Amendment No. 337 incorporates by reference the information contained in Parts A, B and C of PEA 308.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 337 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 8th day of November, 2022.

Two Roads Shared Trust

By: _________________

James Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	November 8, 2022
Mark Garbin*	_________________________ Trustee	November 8, 2022
Neil M. Kaufman*	_________________________ Trustee	November 8, 2022
Anita K. Krug*	_________________________ Trustee	November 8, 2022
James Colantino*	_________________________ President and Principal Executive Officer	November 8, 2022
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	November 8, 2022

*By: /s/Timothy Burdick

Timothy Burdick

Attorney in fact

*Pursuant to Powers of Attorney previously filed.